Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable
Creditors	$ 2,684	$ 4,578
Brokers	2,786	2,328
Professional and legal fees	829	1,567
Total accounts payable	$ 6,299	$ 8,473